Land use right, net	12 Months Ended
Dec. 31, 2022
ZHEJIANG TIANLAN
Land use right, net
11.	Land use right, net

	December 31,
	2022	2021
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,511)	(2,364)

Net carrying amount	4,850	4,997

	Year ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000

Amortization expense	150	150	159

At December 31, 2022, the land use right pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB1,417,000 (2021: RMB1,463,000).

As December 31, 2022, estimated future land use right amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2023	150
2024	150
2025	150
2026	150
2027	150
Thereafter	4,100

Total	4,850